Award Timing Disclosure	12 Months Ended
May 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While the LTIP Committee did not and the Compensation Committee has not developed formal policies concerning the timing of grants and other matters, the practice has been to authorize grants of restricted shares annually in mid-December, with the grants being effective the following January.

Award Timing Method	the practice has been to authorize grants of restricted shares annually in mid-December, with the grants being effective the following January.
Award Timing Predetermined	true